----------------------------
                                                           OMB APPROVAL
                                                           ------------
                                                     OMB Number: 3235-0578
                                                     Expires: February 28, 2006
                                                     Estimated average burden
                                                     hours per response: 20.0
                                                    ----------------------------


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


Investment Company Act File Number: 811-07532

Registrant Name: MUNICIPAL ADVANTAGE FUND INC.

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna - 1345 Avenue of the Americas New York, New York 10105

Registrant's telephone number, including area code: 212-739-3371

Date of Fiscal Year End: 10/31/06

Date of Reporting Period: 1/31/06

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                          MUNICIPAL ADVANTAGE FUND INC.
                             SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2006
                                   (UNAUDITED)

PRINCIPAL
 AMOUNT                                                                                          CREDIT RATING
  (000)                                                                                          (MOODY'S/S&P)              VALUE*
------------------------------------------------------------------------------------------------------------------------------------
         MUNICIPAL BONDS-95.6%
         CALIFORNIA-9.7%
$1,000   Foothill/Eastern Corridor Agcy., Toll Rd. Rev., 5.75%, 1/15/40 ....................        Baa3/BBB-            $1,023,720
 1,000   Los Angeles Unified School Dist. GO, 5.75%, 7/1/16 (MBIA) .........................         Aaa/AAA              1,164,550
 1,400   Sacramento Muni. Utility Electric Dist. Rev., 5.75%, 7/1/18, Ser. K (AMBAC) .......         Aaa/AAA              1,631,896
 1,000   State Dept. Water Res. Rev., 5.50%, 5/1/16, Ser. A (AMBAC) ........................         Aaa/AAA              1,116,410
         State, GO,
 2,000        5.00%, 5/1/16 ................................................................          A2/A                2,145,240
 7,000        5.125%, 11/1/24 ..............................................................          A2/A                7,357,910
 1,000   State Health Facs. Financing Auth. Rev., 5.00%, 3/1/33 ............................          NR/A                1,008,260
                                                                                                                      -------------
                                                                                                                         15,447,986
                                                                                                                      -------------
         COLORADO-1.0%
 1,500   Denver Convention Center, Hotel Auth. Rev., 5.00%, 12/1/21, Ser. A (XLCA) .........         Aaa/AAA              1,576,245
                                                                                                                      -------------
         DISTRICT OF COLUMBIA-1.4%
         State, GO,
   955        5.25%, 6/1/27, Ser. A, (MBIA) ................................................         Aaa/AAA                993,897
   145        5.25%, 6/1/27, Ser. A, (MBIA) (Pre-refunded @ $101, 6/1/08) (a) ..............         Aaa/AAA                152,346
 1,000   World Wildlife Fund, 6.00%, 7/1/18, Ser. A (AMBAC) ................................         Aaa/AAA              1,103,330
                                                                                                                      -------------
                                                                                                                          2,249,573
                                                                                                                      -------------
         FLORIDA-7.1%
 1,355   Highlands Cnty., Health Facs. Auth. Rev., 5.375%, 11/15/35 ........................          A2/A+               1,405,921
 4,275   Miami-Dade Cnty., Expressway Auth. Toll System Rev.,
              5.00%, 7/1/29, Ser. B (FGIC) .................................................         Aaa/AAA              4,453,652
 5,050   Tampa Water & Sewer Rev., 5.00%, 10/1/16 (FSA) ....................................         Aaa/AAA              5,479,553
                                                                                                                      -------------
                                                                                                                         11,339,126
                                                                                                                      -------------
         GEORGIA-4.8%
 1,000   Atlanta Dev. Auth. Rev., 5.25%, 7/1/12, Ser. A ....................................          A3/NR               1,061,380
 2,350   Atlanta Water & Wastewater Rev., 5.00%, 11/1/37 (FSA) .............................         Aaa/AAA              2,425,458
 2,000   Chatham Cnty. Hospital Auth. Rev., 5.75%, 1/1/29 ..................................          A3/A-               2,141,500
 1,750   Cherokee Cnty. Water & Sewer Auth. Rev., 5.50%, 8/1/23 (MBIA) .....................         Aaa/AAA              2,022,860
                                                                                                                      -------------
                                                                                                                          7,651,198
                                                                                                                      -------------
         HAWAII-2.7%
 1,000   State Airport System Rev., 5.75%, 7/1/21, Ser. A (FGIC) ...........................         Aaa/AAA              1,087,670
 3,000   State Dept. of Budget & Finance, 5.75%, 12/1/18, Ser. B (AMBAC) (b) ...............         Aaa/AAA              3,212,130
                                                                                                                      -------------
                                                                                                                          4,299,800
                                                                                                                      -------------
         ILLINOIS-8.4%
 1,145   Chicago O'Hare Intl. Airport Rev., 5.50%, 1/1/15 (AMBAC) ..........................         Aaa/AAA              1,240,482
 1,800   Chicago School Board of Education Reform, GO, 5.25%, 12/1/21, Ser. A (FGIC) .......         Aaa/AAA              2,023,542
 1,000   Chicago Wastewater Transmission Rev., 6.00%, 1/1/17 (MBIA)
              (Pre-refunded @ $101, 1/1/10) (a) ............................................         Aaa/AAA              1,099,840
 1,000   Chicago Water Rev., 5.25%, 11/1/17 (FGIC) .........................................         Aaa/AAA              1,047,050
 1,000   Health Facs. Auth. Rev., Centegra Health System, 5.25%, 9/1/24 ....................          NR/A-               1,019,920
 1,000   Madison & St. Clair Cnty. School Dist., GO, 5.50%, 2/1/16 (FGIC) ..................         Aaa/AAA              1,088,140
 1,100   McHenry & Lake Cntys., Cmnty. High School Dist., GO,  5.125%, 1/1/19 (FGIC) .......         Aaa/NR               1,176,989
         Regional Transmission Auth., (FGIC)
 1,005        5.50%, 6/1/16, Ser. B ........................................................         Aaa/AAA              1,133,148
 2,000        6.00%, 6/1/23 ................................................................         Aaa/AAA              2,426,100
 1,000   State Toll Highway Auth. Rev., 5.50%, 1/1/15, Ser. A (FSA) ........................         Aaa/AAA              1,120,290
                                                                                                                      -------------
                                                                                                                         13,375,501
                                                                                                                      -------------
         INDIANA-0.6%
 1,000   Indianapolis Local Public Impt. Board, 5.00%, 2/1/17, Ser. A ......................         Aaa/AAA              1,036,880
                                                                                                                      -------------
         KENTUCKY-1.4%
 2,125   Louisville & Jefferson Cnty. Regional Airport Auth. System Rev.,
              5.375%, 7/1/23, Ser. A (FSA) (b) .............................................         Aaa/AAA              2,233,354
                                                                                                                      -------------

                          MUNICIPAL ADVANTAGE FUND INC.
                             SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2006
                             (UNAUDITED) (CONTINUED)

PRINCIPAL
 AMOUNT                                                                                          CREDIT RATING
  (000)                                                                                          (MOODY'S/S&P)              VALUE*
------------------------------------------------------------------------------------------------------------------------------------
         MUNICIPAL BONDS (CONTINUED)
         MASSACHUSETTS-1.8%
$1,500   State, GO, 5.50%, 11/1/20, Ser. C (Pre-refunded @ $100, 11/1/12) (a) ..............         Aa2/AA              $1,658,565
 1,000   State Health & Educational Facs. Auth. Rev.,
              5.125%, 7/1/19, Ser. B .......................................................         Aa3/AA-              1,036,180
    90   State Water Pollution Abatement Trust,
              6.375%, 2/1/15, Ser. A .......................................................         Aaa/AAA                 90,228
                                                                                                                      -------------
                                                                                                                          2,784,973
                                                                                                                      -------------
         MICHIGAN-2.9%
 1,065   Bloomingdale Public School Dist., No. 16, GO, 5.50%, 5/1/19 .......................         Aa2/AA               1,161,851
 2,000   Grand Valley Univ. Rev., 5.50%, 2/1/18 (FGIC) .....................................         Aaa/AAA              2,228,900
 1,075   Lincoln School Dist., GO, 5.50%, 5/1/19 (Pre-refunded @ $100, 11/1/11) (a) ........         Aa2/AA               1,179,759
                                                                                                                      -------------
                                                                                                                          4,570,510
                                                                                                                      -------------
         NEVADA-1.0%
 1,100   Clark Cnty. Park & Regional Justice Center, GO, 5.50%, 11/1/17
              (Pre-refunded @ $100, 11/1/09) (a) ...........................................         Aa2/AA               1,179,024
         Housing Division Rev.,
    60        5.65%, 4/1/22, Ser. A (b) ....................................................          NR/AA                  61,613
   125        5.95%, 4/1/22 (b) ............................................................         Aa2/AA                 127,608
    95        6.125%, 4/1/22, Ser. B-2 (FHA) (b) ...........................................         Aa2/AA                  98,613
    80        6.20%, 4/1/17, Ser. B-1 (AMBAC) ..............................................         Aaa/AAA                 80,491
                                                                                                                      -------------
                                                                                                                          1,547,349
                                                                                                                      -------------
         NEW HAMPSHIRE-0.1%
         State Housing Finance Auth.,
    55        6.50%, 7/1/14, Ser. D (b) ....................................................         Aa2/NR                  55,524
    50        6.90%, 7/1/19, Ser. C (b) ....................................................         Aa2/NR                  50,110
                                                                                                                      -------------
                                                                                                                            105,634
                                                                                                                      -------------
         NEW JERSEY-4.6%
 5,510   State Economic Dev. Auth. Rev., 5.50%, 9/1/25, Ser. N-1 (FSA) .....................         Aaa/AAA              6,411,105
   750   Tobacco Settlement Financing Corp. Rev., 6.75%, 6/1/39 ............................        Baa3/BBB                841,912
                                                                                                                      -------------
                                                                                                                          7,253,017
                                                                                                                      -------------
         NEW MEXICO-5.2%
 8,035   Albuquerque Lodger Tax Rev., 5.00%, 7/1/37, Ser. A (FSA) ..........................         Aaa/AAA              8,285,210
                                                                                                                      -------------
         NEW YORK-10.8%
 1,500   State Dormitory Auth Revs., New York Univ., 5.75%, 7/1/27, Ser. A (MBIA) ..........         Aaa/AAA              1,778,955
         State, GO,
 1,250        5.00%, 11/1/34, Ser. D .......................................................          A1/A+               1,282,875
   750        5.25%, 9/15/19 ...............................................................          A1/A+                 789,870
 1,000        5.50%, 9/15/33 ...............................................................          A1/A+               1,086,030
 8,500   State Twy. & Hwy Bridge Auth., 5.00%, 4/1/16, Ser. B, (FGIC) ......................         Aaa/AAA              9,234,400
 2,825   Triborough Bridge & Tunnel Auth. Revs., 5.125%, 11/15/29, Ser. B ..................         Aa2/AA-              2,991,477
                                                                                                                      -------------
                                                                                                                         17,163,607
                                                                                                                      -------------
         NORTH DAKOTA-0.3%
         State Housing Finance Agcy. Rev.,
   463   5.50%, 7/1/18, Ser. C (b) .........................................................         Aa1/NR                 465,616
                                                                                                                      -------------
         OHIO-5.7%
 1,155   Akron Sewer System Rev., 5.25%, 12/1/18 (MBIA) ....................................         Aaa/NR               1,249,121
 3,085   Cuyahoga Cnty., GO, 5.60%, 5/15/13 (MBIA) .........................................         Aaa/AAA              3,338,217
 2,250   Hamilton Cnty. Sales Tax, 5.25%, 12/1/32, Ser. B (AMBAC) ..........................         Aaa/NR               2,377,125
 1,000   Hamilton Cnty. Sewer System Rev., 5.75%, 12/1/25, Ser. A (MBIA) ...................         Aaa/AAA              1,099,430
   885   Summit Cnty., GO, 6.25%, 12/1/15 (FGIC) (Pre-refunded @ $101, 12/1/10) (a) ........         Aaa/AAA                996,006
                                                                                                                      -------------
                                                                                                                          9,059,899
                                                                                                                      -------------
         PENNSYLVANIA-2.1%
 2,000   Allegheny Cnty. Hospital Dev. Auth., 6.00%, 7/1/23, Ser. B (MBIA) .................         Aaa/AAA              2,410,980
   845   South Wayne Cnty. Water & Sewer, 5.95%, 10/15/13 (AMBAC) (b) ......................         Aaa/AAA                947,752
                                                                                                                      -------------
                                                                                                                          3,358,732
                                                                                                                      -------------

                          MUNICIPAL ADVANTAGE FUND INC.
                             SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2006
                             (UNAUDITED) (CONTINUED)

PRINCIPAL
 AMOUNT                                                                                          CREDIT RATING
  (000)                                                                                          (MOODY'S/S&P)              VALUE*
------------------------------------------------------------------------------------------------------------------------------------
         MUNICIPAL BONDS (CONTINUED)
         SOUTH DAKOTA-0.6%
  $825   Heartland Consumers Power Dist. Rev., 7.00%, 1/1/16 ...............................        Aaa/AAA                $950,845
                                                                                                                      -------------
         TENNESSEE-0.8%
   180   Housing Dev. Agcy., 6.375%, 7/1/22 (b) ............................................        Aa2/AA1                 181,622
   960   Memphis-Shelby Cnty. Airport Auth. Rev., 6.25%, 3/1/15, Ser. D (AMBAC) (b) ........        Aaa/AAA               1,048,378
                                                                                                                      -------------
                                                                                                                          1,230,000
                                                                                                                      -------------
         TEXAS-13.1%
 1,000   Alliance Airport Auth. Rev., 6.375%, 4/1/21 (b) ...................................        Baa2/BBB              1,024,090
 1,000   Corpus Christi, GO, 5.00%, 3/1/21 (FSA) (Pre-refunded @ $100, 3/1/11) (a) .........        Aaa/AAA               1,059,627
 5,000   Dallas, GO, 4.50%, 2/15/22 ........................................................        Aa1/AA+               5,042,000
 3,400   Fort Bend Indpt. School Dist., GO, 5.25%, 8/15/18 (PSF) ...........................        NR/AAA                3,605,292
         Houston Water Conveyance System, CP, (AMBAC),
 1,000        6.25%, 12/15/14, Ser. J ......................................................        Aaa/AAA               1,161,090
 1,400        7.50%, 12/15/15, Ser. H ......................................................        Aaa/AAA               1,783,432
 1,500   Port Houston Auth., Harris Cnty., GO, 5.75%, 10/1/17 (b) ..........................        Aa1/AA+               1,519,875
 2,000   Richardson Hospital Auth., 6.00%, 12/1/19 .........................................        Baa2/BBB              2,197,440
   250   State Public Finance Auth. Building Rev., 5.625%, 8/1/19, Ser. B (FSA) ............        Aaa/AAA                 267,953
 2,000   Texas Tech Univ. Rev., 5.50%, 8/15/18 (MBIA) ......................................        Aaa/AAA               2,172,900
 1,000   Univ. Houston Revs., 5.25%, 2/15/17 (MBIA) ........................................        Aaa/AAA               1,066,920
                                                                                                                      -------------
                                                                                                                         20,900,619
                                                                                                                      -------------
         UTAH-0.0%
         State Housing Finance Agcy. (FHA),
    25        6.35%, 7/1/11 ................................................................         Aaa/NR                  25,187
    40        6.55%, 7/1/26 (b) ............................................................         Aaa/AA                  15,101
                                                                                                                      -------------
                                                                                                                             40,288
                                                                                                                      -------------
         WASHINGTON-8.2%
 5,000   Energy Northwest Elec. Rev., 5.75%, 7/1/17, Ser. A (MBIA) .........................        Aaa/AAA               5,541,400
 1,005   Franklin Cnty. Public Utility Rev., 5.625%, 9/1/15 (MBIA) .........................        Aaa/AAA               1,101,379
 1,000   Grant Cnty. Public Utility Dist., 4.75%, 1/1/38, Ser. B (FGIC) (b) ................        Aaa/AAA                 966,480
 1,500   Port Seattle Rev., 5.625%, 2/1/24, Ser. B (MBIA) (b) ..............................        Aaa/AAA               1,589,340
 3,000   State, GO, Motor Vehicle Dept., 5.625%, 7/1/25, Ser. B ............................         Aa1/AA               3,212,400
   500   Vancouver, GO, 5.25%, 12/1/18 (MBIA) ..............................................        Aaa/AAA                 556,905
                                                                                                                      -------------
                                                                                                                         12,967,904
                                                                                                                      -------------
         WEST VIRGINIA-0.6%
 1,000   Braxton Cnty. Solid Waste Disp. Rev., Weyerhaeuser Co., 6.125%, 4/1/26 (b) ........        Baa2/BBB              1,031,010
                                                                                                                      -------------
         WYOMING-0.7%
 1,000   Student Loan Corp. Rev., 6.20%, 6/1/24, Ser. A  ...................................         NR/AA                1,066,810
                                                                                                                      -------------
         Total Municipal Bonds (cost-$147,269,763)                                                                     151,991,686
                                                                                                                      -------------
         OTHER MUNICIPAL BONDS-4.3%
         PUERTO RICO-4.3%
 1,000   Commonwealth Highway & Transportation Auth Rev.,
              5.50%, 7/1/16, Ser. AA (FGIC) ................................................        Aaa/AAA               1,132,650
 5,250   Public Finance Corp. Rev., 5.00%, 8/1/16, Ser. C (FSA) ............................        Aaa/AAA               5,714,362
                                                                                                                      -------------
              Total Other Municipal Bonds (cost-$6,928,333)                                                               6,847,012
                                                                                                                      -------------



         VARIABLE RATE DEMAND NOTES (c)-0.1%
         TEXAS-0.1%
   200   Gulf Coast Waste Disp. Auth. Environmental Facs. Rev., 3.08%, 2/1/06 (FSA)
              (cost-$200,000) ..............................................................      VMIGI1/A-1+               200,000
                                                                                                                      -------------


         Total Investments (cost-$154,398,096)-100% ........................................                           $159,038,698
                                                                                                                      -------------

                          MUNICIPAL ADVANTAGE FUND INC.
                             SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2006
                             (UNAUDITED) (CONTINUED)




--------------------------------------------------------------------------------

* Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security may be fair-valued, in good faith, pursuant to guidelines established by the Board of Directors. The Fund's investments are valued daily using prices supplied by an independent pricing service. The independent pricing service uses information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded futures are valued at the settlement price determined by the relevant exchange. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund's net asset value is determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange on each day the exchange is open for business.

(a) Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date.
(b)    Subject to Alternative Minimum Tax
(c) Variable Rate Demand Notes - Instruments whose interest rates change on a specific date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). Maturity date shown is date of next call.


GLOSSARY:
AMBAC- insured by American Municipal Bond Assurance Corp.
CP- Certificates of Participation
FGIC- insured by insured Financial Guaranty Insurance Co.
FHA- insured by Federal Housing Administration
FSA- insured by Financial Security Assurance, Inc.
GO- General Obligation Bonds
MBIA- insured by Municipal Bond Investors Assurance
NR- Not Rated
PSF- Public School Fund
XLCA- Insured by XL Capital Assurance

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS

         (a) Exhibit 99.302 Cert. - Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002



                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Municipal Advantage Fund Inc.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: March 15, 2006

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: March 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: March 15, 2006

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: March 15, 2006